RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)						3 Months Ended	9 Months Ended	15 Months Ended
	Mar. 25, 2021	Jan. 15, 2021	Jan. 11, 2021	Dec. 31, 2020	Mar. 19, 2019	Mar. 31, 2021	Sep. 30, 2021	Mar. 19, 2019
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)					88,235			0
Aldel Financial Inc.
Related Party Transaction [Line Items]
Purchase price for issue of units						$ 25,000
Consideration received	$ 0
Common shares, shares outstanding				0
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Aldel Financial Inc. | Class A Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding				0			572,500
Aldel Financial Inc. | Class B Common Stock
Related Party Transaction [Line Items]
Common shares, shares outstanding				2,875,000			2,875,000
Founder Shares | Aldel Financial Inc.
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)	5,750,000		5,750,000
Purchase price for issue of units			$ 25,000
Consideration received	$ 0
Common shares, shares outstanding	2,875,000
Restrictions on transfer period of time after business combination completion							12 months
Percentage of founder share not subject to transfer assign or sell				50.00%			50.00%
Percentage of founder share not subject to transfer sold				50.00%			50.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days			30 days
Founder Shares | Aldel Financial Inc. | Class B Common Stock
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)	5,750,000		5,750,000
Purchase price for issue of units			$ 25,000
Common shares, shares outstanding	2,875,000
Founder Shares | Aldel Financial Inc. | Common Shares Not Subject To Redemption
Related Party Transaction [Line Items]
Common shares, shares outstanding	375,000
Founder Shares | Aldel Financial Inc. | Sponsor
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)			4,675,000
Transfer of Founder shares		175,000
Number of shares held (in shares)		4,500,000
Common shares, shares outstanding	2,200,000
Shares subject to forfeiture	2,300,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00			$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				12 months			12 months
Founder Shares | Aldel Financial Inc. | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)			4,675,000
Transfer of Founder shares		175,000
Number of shares held (in shares)		4,500,000
Common shares, shares outstanding	2,200,000
Founder Shares | Aldel Financial Inc. | FGSP
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)			1,075,000
Common shares, shares outstanding	500,000
Shares subject to forfeiture	575,000
Founder Shares | Aldel Financial Inc. | FGSP | Class B Common Stock
Related Party Transaction [Line Items]
Issuance of 5,750,000 common shares to initial stockholders (in shares)			1,075,000
Common shares, shares outstanding	500,000